EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Basic and Diluted Net Loss Per Share
The components of basic and diluted earnings per share were as follows:

	Years Ended December 31,
(in thousands, except per share amounts)	2020	2019	2018
Basic EPS:
Numerator:
Net (loss) income attributable to TIP Inc.	$(47,787)	$2,878	$(20,205)
Denominator:
Basic weighted average Common Shares outstanding	57,671,818	56,629,405	53,678,914
Net (loss) income per share:
Basic	$(0.83)	$0.05	$(0.38)

Diluted EPS:
Numerator:
Net (loss) income attributable to TIP Inc.	$(47,787)	$2,878	$(20,205)
Add back: Net loss attributable to Class C Units – Redeemable for Common Shares	—	—	(11,996)

Net (loss) income attributable to TIP Inc. and Class C Units	$(47,787)	$2,878	$(32,201)
Denominator:
Basic weighted average Common Shares outstanding	57,671,818	56,629,405	53,678,914
Effect of dilutive securities:
Unvested RSUs	—	157,940	—
Weighted average Class C Units – Redeemable for Common Shares	—	—	28,514,587

Diluted weighted average Common Shares outstanding	57,671,818	56,787,345	82,193,501
Net (loss) income per share:
Diluted	$(0.83)	$0.05	$(0.39)

Weighted Average Dilutive Effect of Common Shares Not Included in Computation of Diluted Earnings Per Share
The following table indicates the weighted average dilutive effect of Common Shares that may be issued in the future. These Common Shares were not included in the computation of diluted earnings per share for the year ended December 31, 2020, 2019 and 2018 because the effect was either anti-dilutive or the conditions for vesting were not met:

	Years Ended December 31,
	2020	2019	2018
Class C Units	26,429,030	26,439,817	—
Warrants	13,402,685	13,402,685	13,402,685
Forfeitable Founders Shares	1,675,336	1,675,336	1,675,336
Unvested RSUs	2,922,854	1,074,144	1,674,684
Unvested Class C Units	48,033	96,065	144,098

Common Shares excluded from calculation of diluted net (loss) income per share	44,477,938	42,688,047	16,896,803